Accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Income Loss [Text Block]

13. Accumulated other comprehensive loss:

The amounts in the accompanying balance sheets are analyzed as follows:

	Year ended December 31,
	2010	2011
Cash flows hedges unrealized loss	(35,992)	(22,904)
Cash flows hedges realized loss	(27,776)	(30,326)
Actuarial pension gain	3,046	2,104
Total	(60,722)	(51,126)